Capital and reserves - Fair value measurement (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 USD ($)	Jun. 30, 2018 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | $	167,500		2,495,000
2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 3.62
Share price on grant date	$ 1.00
Exercise price	$ 1.00
Expected volatility	31.90%
Expected life	6
Expected dividends	0.00%
Risk-free interest rate	2.70%
Number of shares issued upon exercise | item				1
2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $	$ 5.32
Share price on grant date	$ 15.00
Exercise price	$ 15.00
Expected volatility	40.20%
Expected dividends	0.00%
Risk-free interest rate	0.46%
Number of shares issued upon exercise | item		1